Financial Income (Expenses) - Summary of Financial Income and Expenses (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income Expense [Line Items]
Financial income		R$ 33,606	R$ 398	R$ 73
Boa Vista Servicos S A [member]
Disclosure Of Finance Income Expense [Line Items]
Financial income	R$ 102,741		154,894	136,958
Financial expenses for investment acquisition	8,696		1,218	470
Expenses for post business combination services	R$ 3,337		0	0
Boa Vista Servicos S A [member] | Finance Income Expenses [Member]
Disclosure Of Finance Income Expense [Line Items]
Provision net of recoveries on other finance income			1,007	3,879
Financial income				R$ 83,417
Boa Vista Servicos S A [member] | Finance Income Expenses [Member] | Accordo Certo [member]
Disclosure Of Finance Income Expense [Line Items]
Gain losses due to changes in fair value of contingent consideration			R$ 21,683